Property and Equipment, Net (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment, Net [Abstract]
Depreciation expense	$ 10.5	$ 4.0
Impairment loss	$ 49.2